Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes.
Schedule of tax expense

	Year Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Income tax expense/(benefit)	$(1,557)	$(825)	$(735)
Total income taxes for the year	$(1,557)	$(825)	$(735)

Schedule of reconciliation of effective tax rate

	Year Ended December 31,
	2020	2019	2018
Statutory corporate income tax rate in Denmark	22%	22%	22%
Non-deductible income / (expenses)	(1)%	(5)%	(10)%
Non-taxable income / (expenses)	1%	—	—
Additional tax deduction R&D expenses	3%	—	—
Tax credit research and development expenditures	9%	7%	12%
Change in deferred tax asset not capitalized	(25)%	(17)%	(12)%
Total effective tax rate	9%	7%	12%

Schedule of deferred tax in the statements of financial position

	Year Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Deferred Tax Positions:
Warrants	$4,289	$3,034	$1,463
Loss carry forward	3,759	1,270	136
Research and development expenditures	262	—	—
Other items	(6)	(34)	48
Valuation allowance on deferred tax assets	(8,042)	(4,270)	(1,647)
Total capitalized	$262	$—	$—